Policyholder Claims and Benefits - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Claims And Benefits Paid [abstract]
Fair value changes on for account of policyholder financial assets	€ 20,982	€ 33,188	€ (11,326)
Increase of technical provisions for life insurance contracts	€ 3,412	€ 2,490	€ 1,460